LEASES	12 Months Ended
Mar. 31, 2025
Leases
LEASES

NOTE – 9 LEASES

As of March 31, 2023, 2024 and 2025, the Group, as lessee, subsisted of the following lease contracts for office premises and finance lease for motor vehicle. Except for warehouse rent for events of HK$216,036 and variable lease payments for shops of HK$193,829 included in selling, general and administrative expenses by month to month on demand, there is no low value/short term leases exception.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Office Premises	Motor vehicles	Shops	Total
	HKD	HKD	HKD	HKD
As at April 1, 2022	-	174,778	-	174,778
Additions	611,067	-	-	611,067
Early termination of operating lease	(109,476)	-	-	(109,476)
Depreciation charge	(109,673)	(95,333)	-	(205,006)
As at March 31, 2023	391,918	79,445	-	471,363
Additions	818,605	-	-	818,605
Disposal	-	(7,945)	-	(7,945)
Early termination of operating lease	(204,479)	-	-	(204,479)
Depreciation charge	(216,675)	(71,500)	-	(288,175)
As at March 31, 2024	789,369	-	-	789,369
Additions	-	-	138,919	138,919
Depreciation	(350,830)	-	(27,783)	(378,613)
Impairment	-	-	(111,136)	(111,136)
As at March 31, 2025	438,539	-	-	438,539

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	2023	2024	2025
	HKD	HKD	HKD
Carrying amount at April 1	147,327	398,431	779,854
New leases	611,067	818,605	138,919
Accretion of interest recognized during the year	16,023	24,370	30,305
Early termination of operating lease during the year	(101,996)	(207,018)	-
Payments	(273,990)	(254,534)	(292,284)

Carrying amount at March 31	398,431	779,854	656,794
Analyzed into:
Current portion	144,074	178,001	534,235
Non-current portion	254,357	601,853	122,559
Total	398,431	779,854	656,794

The following tables summarize the maturity of lease liabilities as at March 31, 2023, 2024 and 2025:

	2023	2024	2025
	HKD	HKD	HKD
With one year	144,074	178,001	534,235
One to two years	254,357	479,294	122,559
Two to three years	-	122,559	-
Total	398,431	779,854	656,794

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	2023	2024	2025
	HKD	HKD	HKD
Loss/(Gain) on early termination	7,480	(2,539)	-
Interest on lease liabilities	16,023	24,370	30,305
Impairment	-	-	111,136
Depreciation:
Depreciation charge of right-of-use assets	205,006	288,175	378,613
Total amount recognized in statement of operations	228,509	310,006	520,054